Stockholders' Deficit (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Stockholders' Deficit

10. STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 5,000,000 shares of preferred stock with no par value and had 3,499,924, 2,574,576 and 2,174,576, shares of preferred stock issued and outstanding as at September 30, 2014, December 31, 2013 and 2012.

The Company is authorized to issue 300,000 shares of common stock with no par value and had 100,000 shares of common stock issued and outstanding for each of the period ended September 30, 2014, December 31, 2013 and 2012.

During the year ended December 31, 2012 the Company issued 1,000,000 shares of preferred stock and raised $1,000,000 pursuant to a share subscription agreement.

During the year ended December 31, 2013, one of the Company’s preferred stockholder contributed $650,000 as additional paid-in capital to the Company.

During the nine months ended September 30, 2014, the Company issued 1,325,348 preferred stock, without consideration, to the existing stockholders to adjust their ownership percentage pursuant to the Distribution Agreement dated October 17, 2014.